Cash and cash equivalents and Restricted cash	6 Months Ended
Jun. 30, 2023
Cash and cash equivalents [abstract]
Cash and cash equivalents and Restricted cash

3       Cash and cash equivalents and Restricted cash

For the purpose of the interim condensed consolidated statement of financial position, cash and cash equivalents comprise the following:

	June 30, 2023	December 31, 2022
Cash on hand	53	36
Cash at banks	53,181	52,797
Total	53,234	52,833

Cash held in banks earns interest at floating rates based on daily bank deposit rates.

The fair value of cash and cash equivalents as at June 30, 2023 and December 31, 2022, was $53,234 and $52,833, respectively.

As at June 30, 2023 and December 31, 2022, the Company had pledged an amount of $3,985 and $5,968, respectively, in order to fulfil collateral requirements. The fair value of the restricted cash as at June 30, 2023 was $3,985, $3,135 included in non-current assets and $850 included in current assets. The fair value of the restricted cash as at December 31, 2022 was $5,968, $3,590 included in non-current assets and $2,378 included in current assets as at December 31, 2022. The cash and cash equivalents are held with reputable bank and financial institution counterparties with high ratings.